UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22265

Western Asset Municipal Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.5%
Alabama - 6.1%
Jefferson County, AL, Sewer Revenue, Convertible CAB, Subordinated Lien, Warrants, Step bond (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	$9,470,000	$8,321,857
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	4,550,000	5,326,549
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	1,500,000	1,581,765	(a)

Total Alabama				15,230,171

Arizona - 4.9%
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	275,000	330,305	(b)
Chandler, AZ, IDA Revenue, Intel Corp. Project	2.700%	8/14/23	2,000,000	2,028,620	(a)(c)
La Paz County, AZ, Industrial Development Authority Revenue, Charter School Solutions, Harmony Pub, Series A	5.000%	2/15/48	1,000,000	1,054,390
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	350,000	381,490	(d)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	7,110,000	8,441,561

Total Arizona				12,236,366

California - 11.5%
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	500,000	554,460	(c)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	350,000	386,435	(c)
California State Municipal Finance Authority, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	1,000,000	1,144,480
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	3,500,000	3,644,270	(c)(d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	250,000	268,220
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	780,000	822,518	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	500,000	482,660
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	600,000	579,192

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles County, CA, MTA, Sales Tax Revenue:
Transit Improvements, Series A	5.000%	7/1/37	$1,000,000	$1,184,480
Transit Improvements, Series A	5.000%	7/1/44	400,000	463,544
Los Angeles, CA, Department of Airports Revenue, Subordinated, Series C	5.000%	5/15/44	500,000	561,415	(c)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	1,000,000	1,144,320
Lower Tule River, CA, Irrigation District Revenue, COP, Series A	5.000%	8/1/40	1,000,000	1,036,960
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	3,500,000	4,151,105
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	125,000	132,409	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series C	6.125%	11/1/29	2,000,000	2,472,740
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	700,000	732,802
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/38	500,000	590,465
Series A, Refunding	5.000%	10/1/48	750,000	866,235
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/36	1,000,000	1,189,020
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,000,000	1,127,060
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	500,000	576,910
Southern California Water Replenishment District, Financing Authority Revenue, Series 2018	5.000%	8/1/48	1,515,000	1,744,674
University of California, General Revenue, Refunding	5.000%	5/15/37	2,500,000	2,894,775

Total California				28,751,149

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 3.0%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	$500,000	$503,835
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	214,260
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	6,000,000	6,705,360

Total Colorado				7,423,455

Connecticut - 0.8%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	556,225
Connecticut State, GO, Series E	5.000%	10/15/34	280,000	309,932
University of Connecticut, CT, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,110,190

Total Connecticut				1,976,347

Delaware - 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	500,000	541,555

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project, Series A	4.125%	7/1/27	250,000	253,353

Florida - 1.3%
Broward County, FL, Airport System Revenue, Series A	5.000%	10/1/45	750,000	822,847	(c)
Florida State Municipal Power Agency Revenue, All Requirements Power, Series A	6.250%	10/1/31	1,000,000	1,026,610	(e)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	556,450	(c)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	350,000	388,710
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	266,620
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	250,000	271,645

Total Florida				3,332,882

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 8.2%
Atlanta, GA, Water & Wastewater Revenue:
Series A	6.000%	11/1/23	$5,000,000	$5,145,050	(e)
Series A	6.250%	11/1/34	3,260,000	3,359,886	(e)
DeKalb Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	9,131,130	(e)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	650,000	705,556
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	2.310%	12/1/23	2,000,000	1,990,100	(a)(f)

Total Georgia				20,331,722

Idaho - 0.1%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	300,000	334,590

Illinois - 7.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	500,000	536,150
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	360,000	375,246
Series C, Refunding	5.000%	12/1/24	250,000	266,240
Chicago, IL, GO:
Series A, Refunding	6.000%	1/1/38	500,000	562,655
Series B, Refunding	5.500%	1/1/30	1,685,000	1,834,240
Series C, Refunding	5.000%	1/1/25	250,000	270,713
Chicago, IL, Motor Fuel Tax Revenue, Refunding	5.000%	1/1/26	1,000,000	1,055,560
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	250,000	279,890
Senior Lien, Series D	5.000%	1/1/47	500,000	550,270
Senior Lien, Series D	5.000%	1/1/52	500,000	546,650
Series D	5.000%	1/1/46	2,000,000	2,172,440
Trips Obligated Group	5.000%	7/1/48	200,000	218,254	(c)
Chicago, IL, Transit Authority, Sales Tax
Receipts Revenue, Second Lien	5.000%	12/1/51	250,000	266,520
Chicago, IL, Wastewater Transmission Revenue,
Second Lien, Series B, Refunding	5.000%	1/1/36	750,000	821,887
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	600,000	690,846
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	2,050,000	2,327,201
Illinois State Finance Authority Revenue:
Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/31	600,000	681,024
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/32	300,000	338,508

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	$100,000	$110,906
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/26	1,000,000	1,084,230
Series 2016, Refunding	5.000%	2/1/29	600,000	643,266
Series A	5.000%	12/1/42	500,000	514,185
Series A, Refunding	5.000%	10/1/29	1,600,000	1,725,952
Series D	5.000%	11/1/26	550,000	597,872
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, CAB, State Appropriations	0.000%	12/15/52	1,000,000	192,040
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	1,000,000	1,007,730

Total Illinois				19,670,475

Indiana - 0.3%
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	675,000	751,471

Kentucky - 1.5%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	2,000,000	2,124,120	(a)
Series B	4.000%	1/1/25	1,500,000	1,610,505	(a)

Total Kentucky				3,734,625

Louisiana - 0.2%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	500,000	560,775	(c)

Maryland - 0.6%
Howard County, MD, Housing Commission Revenue, Columbia Commons Apartments, Series A	5.000%	6/1/44	1,350,000	1,434,200

Massachusetts - 0.4%
Massachusetts State DFA Revenue:
UMass Boston Student Housing Project	5.000%	10/1/41	250,000	268,048
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	275,450
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	583,620	(c)

Total Massachusetts				1,127,118

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 3.4%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	$400,000	$430,240
Detroit, MI, Water Supply System Revenue:
Second Lien, Series B, AGM	6.250%	7/1/36	2,995,000	3,039,865	(e)
Second, Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	5,000	5,069
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	1,500,000	1,537,380	(d)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C	5.000%	7/1/33	350,000	389,837
Senior Lien, Great Lakes Water Authority, Series C-6, Refunding	5.000%	7/1/33	410,000	451,344
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	438,936	(c)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,000,000	2,163,340

Total Michigan				8,456,011

Missouri - 0.2%
Missouri State Health Educational Facilities Authority Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	163,292
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	359,313

Total Missouri				522,605

New Jersey - 7.7%
Gloucester County, NJ, Pollution Control Financing Authority Revenue, Keystone Urban Renewal, Logan Generating, Refunding, Series A	5.000%	12/1/24	750,000	795,195	(c)
New Jersey State EDA Revenue:
Series DDD	5.000%	6/15/34	1,500,000	1,618,320
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	200,000	214,296	(c)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,230,120
New Jersey State EDA, Special Facilities Revenue, Continental Airlines Inc. Project	4.875%	9/15/19	345,000	349,271

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EFA Revenue, University of Medicine & Dentistry, Series B	7.500%	12/1/32	$10,000,000	$10,142,800	(e)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	125,000	141,591
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	750,000	843,750
Transportation Program, Series AA	5.250%	6/15/43	500,000	543,675
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	200,000	211,244

Total New Jersey				19,090,262

New York - 16.7%
MTA, NY, Revenue, Dedicated Tax Fund, Green Bonds, Series A	5.000%	11/15/47	500,000	564,840
New York Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/32	2,000,000	1,238,180
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	1,500,000	1,765,275
Group 3, Series E, Refunding	5.000%	3/15/38	3,000,000	3,499,800
Group 4, Series E, Refunding	5.000%	3/15/44	10,000,000	11,471,800
New York State Liberty Development Corp. Revenue, Goldman Sachs Headquarters, Refunding	5.250%	10/1/35	2,500,000	3,071,850
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	575,000	599,535	(d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	1,000,000	1,107,270
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport	5.000%	1/1/32	1,100,000	1,254,968	(c)
Delta Air Lines Inc., LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/36	3,380,000	3,788,169	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	1,500,000	1,720,350	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	$3,000,000	$3,177,600	(c)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.500%	12/1/31	7,925,000	8,378,706

Total New York				41,638,343

North Carolina - 0.4%
North Carolina State Turnpike Authority Revenue, Series A, Refunding	5.000%	7/1/54	750,000	802,088
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	114,002

Total North Carolina				916,090

Oklahoma - 0.0%
Oklahoma State Turnpike Authority Revenue, Second Series C	5.000%	1/1/47	40,000	45,041
Payne County, OK, Economic Development Authority Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	170,000	65,450	*(g)

Total Oklahoma				110,491

Oregon - 0.3%
Oregon State Facilities Authority Revenue,
Legacy Health Project, Series A, Refunding	5.000%	6/1/46	650,000	714,448

Pennsylvania - 5.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/30	250,000	291,395
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	1,000,000	1,104,210
Pennsylvania Economic Development Financing Authority Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	10,000,000	10,031,100
Philadelphia, PA, Authority for Industrial Development, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	1,000,000	1,132,140

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	$200,000	$230,008
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	550,000	625,284

Total Pennsylvania				13,414,137

Puerto Rico - 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	5.000%	7/1/58	1,300,000	1,235,715

Rhode Island - 4.1%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation, Series A	7.000%	5/15/39	10,000,000	10,106,100	(e)

South Carolina - 0.2%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	569,245	(c)

Texas - 6.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD, Series A	5.000%	12/1/35	300,000	346,617
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	400,000	442,680
Grand Parkway Transportation Corp., TX, System Toll Revenue, Subordinated Tier, Series A	5.000%	10/1/48	2,500,000	2,822,725
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	250,000	290,873
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project, LOC - Sumitomo Mitsui Banking	5.000%	7/15/28	1,000,000	1,152,380	(c)
Subordinate, Series C, Refunding	5.000%	7/1/31	1,750,000	2,057,142	(c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	120,000	136,781	(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	3,000,000	3,117,240
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	190,000	210,269

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	$500,000	$535,745	(c)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	1,220,000	1,411,308
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	1,700,000	1,953,368	(h)
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A	6.750%	12/1/51	300,000	307,395	(d)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	51,668

Total Texas				14,836,191

U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	1,800,000	1,755,900

Utah - 1.1%
Salt Lake City, UT, Corp. Airport Revenue, Series A	5.000%	7/1/43	1,750,000	1,964,042	(c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	250,000	273,230
Utah Charter Academies Project, Series 2018	5.000%	10/15/38	500,000	557,850

Total Utah				2,795,122

Virginia - 1.2%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	400,000	443,916	(c)
Series B, Refunding	5.000%	7/1/45	500,000	550,540	(c)
Virginia State Small Business Financing Authority Revenue, Senior Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/23	1,775,000	1,912,740

Total Virginia				2,907,196

Washington - 1.0%
Port of Seattle, WA, Intermediate Lien Revenue, Series A	5.000%	5/1/36	500,000	563,610	(c)
Washington State HFC, Non-Profit Housing Revenue, Heron’s Key, Series A	6.000%	7/1/25	675,000	722,479	(d)
Washington State, GO, Series R, 2018D, Refunding,	5.000%	8/1/33	1,000,000	1,175,680

Total Washington				2,461,769

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.5%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	5.000%	12/1/27	$1,500,000	$1,560,210	(d)
Public Finance Authority, WI, Revenue:
Denver International Airport Great Hall Project	5.000%	9/30/49	300,000	323,544	(c)
Series A	5.000%	7/1/44	1,000,000	1,092,520
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	750,000	838,057

Total Wisconsin				3,814,331

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $229,942,810)				243,034,210

SHORT-TERM INVESTMENTS - 1.8%
MUNICIPAL BONDS - 1.8%
Connecticut - 0.2%
Connecticut State HFA, Subseries B-6, SPA - Bank of Tokyo-Mitsubishi UFJ	1.730%	5/15/34	400,000	400,000	(i)(j)

Florida - 0.2%
Liberty County, FL, Industrial Development Revenue, Georgia Pacific Corp. Project	1.870%	10/1/28	600,000	600,000	(d)(i)(j)

New York - 0.0%
New York State HFA Revenue, 606 West 57th Street, Series A, LOC - Wells Fargo Bank N.A.	2.420%	5/1/49	100,000	100,000	(i)(j)

North Carolina - 0.3%
Charlotte, NC, Water & Sewer System Revenue, Series B, SPA - Wells Fargo Bank N.A.	1.700%	7/1/36	600,000	600,000	(i)(j)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, Series B, SPA - JPMorgan Chase	1.750%	11/1/34	100,000	100,000	(i)(j)

Total North Carolina				700,000

Texas - 0.8%
University of Texas System Revenue, Financing System Bonds, Taxable Subordinated, Series G-1, LIQ - University of Texas Investment Management Co.	2.380%	8/1/45	1,900,000	1,900,000	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.3%
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	1.750%	12/1/38	$600,000	$600,000	(i)(j)
Washington State HFC, Non-Profit Housing Revenue, Overlake School Project, LOC - Wells Fargo Bank N.A.	1.750%	10/1/29	100,000	100,000	(i)(j)

Total Washington				700,000

TOTAL MUNICIPAL BONDS (Cost - $4,400,000)				4,400,000

			SHARES
MONEY MARKET FUNDS - 0.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $52,020)	2.374%		52,020	52,020

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,452,020)				4,452,020

TOTAL INVESTMENTS - 99.3% (Cost - $234,394,830)				247,486,230
Other Assets in Excess of Liabilities - 0.7%				1,642,515

TOTAL NET ASSETS - 100.0%				$249,128,745

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	The coupon payment on these securities is currently in default as of February 28, 2019.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Agency
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	23	6/19	$3,728,116	$3,670,656	$57,460

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$243,034,210	—	$243,034,210
Short-Term Investments†:
Municipal Bonds	—	4,400,000	—	4,400,000
Money Market Funds	$52,020	—	—	52,020

Total Short-Term Investments	52,020	4,400,000	—	4,452,020

Total Investments	$52,020	$247,434,210	—	$247,486,230

Other Financial Instruments:
Futures Contracts	$57,460	—	—	$57,460

Total	$109,480	$247,434,210	—	$247,543,690

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Defined Opportunity Trust Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019